ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

11. ACCOUNTS PAYABLE

	As of December 31,
	2022	2023
	RMB	RMB

Merchandise purchase payables	87,489	61,004
Warehouse and logistic fees payables	1,311	3,074
Payable to merchants (1)	50,103	32,704
Total accounts payable	138,903	96,782

(1)	Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.